Accounts Receivable	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Accounts Receivable	5 - ACCOUNTS RECEIVABLE
	March 31, 2018	March 31, 2017
	$	$
Trade accounts receivable	45,832	80,140
Allowance for doubtful accounts	(10,064)	(10,192)
Other	2,695	11,740
	38,463	81,688